Other-Financial Assets : Loans and receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	₩ 78,806	₩ 64,111
Short-term loans and receivables Allowance for doubtful accounts	(1)	(31)
Short-term loans and receivables Present value discount	(842)	(847)
Short-term loans and receivables	77,963	63,233
Long-term loans and receivables Face value	762,555	725,755
Long-term loans and receivables Allowance for doubtful accounts	(20,266)	(15,063)
Long-term loans and receivables Present value discount	(30,090)	(35,218)
Long-term loans and receivables	712,199	675,474
Loans and receivables Face value	841,361	789,866
Loans and receivables Allowance for doubtful accounts	(20,267)	(15,094)
Loans and receivables Present value discount	(30,932)	(36,065)
Loans and receivables	790,162	738,707
Loans for tuition
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	33,864	33,636
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	(842)	(847)
Short-term loans and receivables	33,022	32,789
Long-term loans and receivables Face value	420,274	419,905
Long-term loans and receivables Allowance for doubtful accounts	(9,091)	0
Long-term loans and receivables Present value discount	(30,090)	(35,197)
Long-term loans and receivables	381,093	384,708
Loans for housing
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	21,988	17,113
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	21,988	17,113
Long-term loans and receivables Face value	237,100	199,454
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	237,100	199,454
Loans for related parties
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	0	0
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	0	0
Long-term loans and receivables Face value	50,682	89,132
Long-term loans and receivables Allowance for doubtful accounts	(1,047)	(4,930)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	49,635	84,202
Fisheries loan
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	3,816	0
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	3,816	0
Long-term loans and receivables Face value	0	0
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables		0
Other loans
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	19,138	13,362
Short-term loans and receivables Allowance for doubtful accounts	(1)	(31)
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	19,137	13,331
Long-term loans and receivables Face value	54,499	17,264
Long-term loans and receivables Allowance for doubtful accounts	(10,128)	(10,133)
Long-term loans and receivables Present value discount	0	(21)
Long-term loans and receivables	₩ 44,371	₩ 7,110